Equity Instruments (Details Textual)	9 Months Ended		12 Months Ended
	Mar. 31, 2016 USD ($) $ / shares shares	Mar. 31, 2015 USD ($)	Jun. 30, 2015 USD ($) Stock / Plan shares	Jun. 30, 2014 USD ($) shares	Jun. 02, 2015 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Of Stock Option Plans | Stock / Plan			2
Common Stock, Capital Shares Reserved for Future Issuance | shares	1,718,828,000,000		1,718,828,000,000
Allocated Share-based Compensation Expense			$ 1,018,000	$ 500,000
Conversion of Stock, Description	The number of shares of Company stock that these warrants will convert into is equal to 8% of the gross number of shares of the Company stock issuable upon conversion of the Notes issued to investors introduced to the Company by the private placement agents pursuant to the private placement memorandum. The exercise price will be the conversion price per share at which the first outstanding Note converts into Company common stock. The warrants have a term of five years from August 31, 2015 due to the conversion setting the price of these warrants (see Note 8).
Fair Value Assumptions, Expected Term	5 years
Share Based Compensation Share Warrants Issued on Convertible Promisory Notes | shares	267,052
Share Based Compensation Share Warrants Issued on Convertible Promisory Notes, Weighted Average Exercise Price | $ / shares	$ 0.65
Adjustment To Additional Capital Issuance Of Warrants Related To Convertible Promissory Note	$ 87,000	$ 0
Issuance of Stock and Warrants for Services or Claims			$ 313,000
Luoxis Diagnostics [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance | shares			1,102,761
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares	3,717,500		195,189	33,083
Vyrix Pharmaceuticals Inc [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance | shares			616,067
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares			0	117,053
Ampio Board And Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Value, Share-based Compensation, Net of Forfeitures, Total	$ 1,447,500
Ampio [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	1,300,000
2013 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense			$ 27,000
Luoxis 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Total			422,000
Reversal Of Allocated Share Based Compensation Expense	$ 433,000		433,000
2015 Stock Option and Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred Compensation Arrangement with Individual, Shares Authorized for Issuance | shares					10,000,000
Vyrix 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Total			$ 189,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares			0